Loss Per Share - Schedule of Loss and the Weighted Average Number of Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss applicable to shareholders of ordinary shares		$ (177)	$ (588)
Interest accrued on Preferred Shares			(36)
Total loss attributed to ordinary shares		$ (177)	$ (624)
Denominator:
Number of ordinary shares used in computing basic net loss per share (in Shares)	[1]	1,443,182	10,417
Number of ordinary shares used in computing diluted net loss per share (in Shares)	[1]	1,443,182	10,417
Net loss per share of ordinary share, basic (in Dollars per share)	[1]	$ (0.12)	$ (59.9)
Net loss per share of ordinary share, diluted (in Dollars per share)	[1]	$ (0.12)	$ (59.9)

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.